Statutory Accounting (Tables)	12 Months Ended
Dec. 31, 2011
Consolidated Net Income And Shareholders' Equity (Capital And Surplus) on a Statutory Basis for The Insurance Subsidiaries

Consolidated net income and shareholders’ equity (capital and surplus) on a statutory basis for the insurance subsidiaries were as follows:

	Net Income Year Ended December 31,			Shareholders’ Equity At December 31,
	2011	2010	2009	2011	2010
Life insurance subsidiaries	$424,738	$499,440	$274,734	$1,273,117	$1,607,811